                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2009

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WELLSPRING MANAGEMENT, LLC
Address: 1790 KIRBY PARKWAY
         SUITE 127
         MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GEORGE GRIFFIN
Title: CHIEF FINANCIAL OFFICER
Phone: (901) 753-6863

Signature, Place, and Date of Signing:


/s/ George Griffin                Memphis, TN    August 13, 2009
------------------------------   -------------   ---------------
         [Signature]             [City, State]       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         23
Form 13F Information Table Value Total:     64,413
                                        (THOUSANDS)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1          COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5     COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                      VOTING AUTHORITY
                               TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER            CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------ -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADTRAN, INC                       COM   00738A106  18,098    842,963             SOLE               842,963
AMERICAN ORIENTAL BIOENGR INC.    COM   028731107  11,901  2,249,633             SOLE             2,249,633
ATHENAHEALTH, INC                 COM   04685W103   7,850    212,092             SOLE               212,092
BLACKSTONE GROUP INC              COM   09253U108   1,391    132,000             SOLE               132,000
CADENCE FINL CORP.                COM   12738A101      42     18,960             SOLE                18,960
CAPITOL ACQUISITION CORP.         COM   14055E104   1,705    175,000             SOLE               175,000
CHESAPEAKE ENTERGY CORP.          COM   165167107   1,031     52,000             SOLE                52,000
COLONIAL BANCGROUP INC.           COM   195493309      16     25,000             SOLE                25,000
CONTANGO OIL & GAS CO.            COM   21075N204     226      5,329             SOLE                 5,329
DEVON ENERGY CORP.                COM   25179M103   1,379     25,300             SOLE                25,300
ENERGY TRANSFER EQUITY L.P.       COM   29273V100   1,142     45,000             SOLE                45,000
FEDEX CORP.                       COM   31428X106     556     10,000             SOLE                10,000
GREEN BANKSHARES, INC.            COM   394361208     135     30,199             SOLE                30,199
LINN ENERGY, LLC               UNIT LTD
                                 LIAB.  536020100   1,993    101,853             SOLE               101,853
MILLICOM INTL CELLLULAR S.A.      COM   L6388F110   1,463     26,000             SOLE                26,000
NORFOLK SOUTHERN CORP.            COM   655844108   1,884     50,000             SOLE                50,000
PHILIP MORRIS INTL INC.           COM   718172109   1,439     33,000             SOLE                33,000
REDWOOD TRUST INC.                COM   758075402   1,107     75,000             SOLE                75,000
REPUBLIC SVCS INC.                COM   760759100   3,906    160,000             SOLE               160,000
XM SATELLITE RADIO HLDGS. INC.   NOTE   983759AC5   2,959  3,000,000             SOLE             3,000,000
SUPERIOR ENERGY SVCS INC.         COM   868157108   1,036     60,000             SOLE                60,000
UNITED STATES STEEL CORP.         COM   912909108   1,430     40,000             SOLE                40,000
VULCAN MATERIALS CO.              COM   929160109   1,724     40,000             SOLE                40,000